Fair Value Measurement, Net	12 Months Ended
Dec. 31, 2011
Fair Value Measurement, Net [Abstract]
Fair Value Measurement, Net

14. FAIR VALUE MEASUREMENT, NET

Fair Value of Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2010 and 2011:

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$153,222	$—	$153,222	$—
Short-term investments	17,560	—	17,560	—

Total	$170,782	$—	$170,782	$—

		Fair value measurement at reporting date using (in thousands) (As restated)
Items	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$301,992	$—	$301,992	$—